VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2019:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	214.4	November 2019	128.3	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of September 30, 2019 is shown below:

(in thousands of $)	2019(1)	2020	2021	2022	2023	After 2023
Golar Eskimo*	6,101	23,001	21,801	20,951	20,224	35,268

(1) For the three months ending December 31, 2019.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin, but excludes the repurchase obligation at the end of the lease term.

Schedule of Variable Interest Entities
The most significant impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Liabilities
Short-term debt	11,545	11,836
Long-term debt	173,902	187,401

The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of September 30, 2019 and
December 31, 2018:

(in thousands of $)	Balance at September 30, 2019	Balance at December 31, 2018
Balance sheet
Current assets	57,895	124,642
Non-current assets	1,308,377	1,392,711
Current liabilities	(49,317)	(109,773)
Non-current liabilities	(944,482)	(1,004,184)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.